Trade and accruals, other payables and provisions	12 Months Ended
Dec. 31, 2022
Trade and accruals, other payables and provisions
Trade and accruals, other payables and provisions

25          Trade and accruals, other payables and provisions

	2021	2022
	RMB’000	RMB’000
Trade payables	31,256	46,752
Accrued employee benefits	26,458	15,004
Accrued operating expenses	5,516	5,772
Accrued professional service fees	9,857	1,749
Deposits received	826	1,147
Duty and tax payable other than corporate income tax	2,172	4,375
Other payables to suppliers of plant and equipment	779	177
Others	27,240	15,514
	104,104	90,490

The carrying amounts of trade and other payables are denominated in RMB. The carrying amounts approximate their fair values due to their short-term maturities.